PROVISION FOR LITIGATION	6 Months Ended
Jun. 30, 2022
Provisions [abstract]
PROVISION FOR LITIGATION

9.	PROVISION FOR LITIGATION

A subsidiary of the Company is party to an action by a claimant in respect of damages under a property agreement regarding the La Antigua mineral concession (“La Antigua”), a non-material mineral concession within the Evolución Project held by a subsidiary of the Company. La Antigua was subject to an exploration and exploitation agreement with a purchase option (the “Antigua Agreement”) between San Pedro Resources SA de CV (“San Pedro”, now a subsidiary of Excellon) and the owner (the “Plaintiff”) that provides, among other things, for a minimum payment of $2.5 plus value added tax per month and the payment of a 3% NSR royalty. Pursuant to the Antigua Agreement, San Pedro had the right to purchase absolute title to La Antigua including the NSR royalty upon payment of $500. San Pedro was under no contractual obligation to put the mine into production and has not done so. The Plaintiff was initially awarded damages of $700 in the court of first instance in Torreón, Coahuila. Both San Pedro and the Plaintiff appealed the decision to the Second District State Court in the Judicial District of Torreón. That Court confirmed the initial decision but, subsequently, pursuant to an order obtained by the Plaintiff, granted the Plaintiff an award of $22,175 (the “Judgment”), which in the view of management is multiple times greater than any income the applicable NSR royalty could produce even in the event of commercial production. San Pedro’s appeal of this decision to the federal courts of Mexico was dismissed on July 1, 2021, a decision that was formally communicated to the Company in August 2021, and as the Judgment is not subject to further legal appeal in Mexico, the Company recorded a provision for litigation of $22,175 in Q3, 2021.

The Judgment is solely against San Pedro as defendant and the Company believes that the Plaintiff has no recourse against the Company’s other assets in Mexico (including Platosa), Idaho, Saxony or Canada. San Pedro is a wholly owned, indirect subsidiary of the Company that holds the Miguel Auza processing facility and the original Miguel Auza mineral concessions, including the Evolución mineral resource. The book value of San Pedro’s assets included in the Condensed Consolidated Statements of Financial Position (Note 4) is $1.5 million, including property, plant and equipment of $0.2 million, VAT recoverable of $1.1 million and materials, supplies and other of $0.2 million. The Platosa Mine is owned and operated by a separate subsidiary.

The Company continues to pursue avenues through our labour, community and government relationships and is investigating remedies under international law. In the interim, San Pedro continues to operate in the ordinary course and there is currently no impact to the operation of the Company’s business. In Q1 and Q2 2022, the Plaintiff registered the Judgment against the real property and certain assets owned by San Pedro. The Company is pursuing legal remedies through its counsel in Mexico. This does not currently impact the Company’s use of the land, plant or mineral concessions. As of the date of approval of these financial statements, San Pedro has not received any notice that the Plaintiff has initiated any insolvency proceedings that could result in San Pedro losing control of the toll milling operations.

	June 30	December 31
	2022	2021
	$	$
Opening balance	22,162	-
Provision recognized	-	22,282
Transfer from accruals	-	243
Interest	2	1
Exchange differences (1)	30	(364)
Closing balance	22,194	22,162

(1)	Exchange differences include unrealized foreign exchange gain ($610) presented in other expenses (December 31, 2021 – loss of $294) and currency translation adjustment loss ($639) presented in other comprehensive income (December 31, 2021 – gain of $658).

Excellon Resources Inc.

Notes to the Condensed Consolidated Financial Statements

For the three and six months ended June 30, 2022 and 2021

(in thousands of U.S. dollars, except share and per share data)